Subsequent Events (Details) (USD $)			0 Months Ended					0 Months Ended
	Sep. 30, 2011	Feb. 03, 2011	Sep. 29, 2012 Subsequent Event	Feb. 03, 2012 Subsequent Event	Feb. 03, 2011 Subsequent Event	Jun. 30, 2012 Parent Company	Feb. 03, 2012 Parent Company Subsequent Event	Oct. 25, 2012 Senior Note Due 2022 [Member] Subsequent Event
Subsequent Event
Shares of ralcorp stock for each share of post common stock		2			2
Retention of shares held by Ralcorp	6,800,000			6,800,000	6,800,000
Loans payable to bank initial borrowing				$ 175,000,000
Term loan proceeds paid to Ralcorp in spin-off				125,000,000
Term loan proceeds paid directly to Ralcorp at spin-off				70,000,000
Senior Notes				775,000,000		775,000,000	775,000,000
Senior Note, Par Value								250,000
Debt instrument, interest rate, stated percentage				7.375%				7.375%
Par value of indenture								1.06
Proceeds before expenses on indenture issued								265,000
Cash paid to Ralcorp to acquire Canada assets in spin-off				55,000,000
Credit facility initial borrowing capacity				350,000,000
Line of credit facility, maximum borrowing capacity				175,000,000
Stock repurchased during period, shares			1,750,000
Treasury stock acquired, average cost per share			$ 30.50
Stock repurchased during period, value			$ 53,400,000